Capital Management (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Management [Abstract]
Targeted debt-to-EBITDA ratio	2.0
Actual debt-to-EBITDA ratio	190.00%	120.00%
Debt-to-capitalization ratio, maximum	0.60
Actual net debt-to-capitalization ratio		0.20